united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard A. Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF
QQH

HCM Defender 500 Index ETF
LGH

Semi-Annual Report
December 31, 2021

1-770-642-4902
www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	December 31, 2021
HCM Defender 100 Index ETF - NAV	17.68%	37.84%	44.22%
HCM Defender 100 Index ETF - Market Price	17.51%	37.52%	44.20%
HCM Defender 100 Index***	13.87%	30.03%	38.56%
Nasdaq 100 Total Return Index ****	12.50%	27.51%	41.32%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.11% per the November 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternates exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2021

The Fund’s holdings by industry sector and investment type as of December 31, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	19.7%
Common Stocks
Semiconductors	15.0%
Software	14.4%
Technology Hardware	11.3%
Internet Media & Services	11.0%
E-Commerce Discretionary	5.5%
Automotive	4.0%
Technology Services	2.8%
Biotech & Pharma	2.5%
Cable & Satellite	2.1%
Medical Equipment & Devices	1.8%
Beverages	1.7%
Retail - Consumer Staples	1.7%
Leisure Facilities & Services	1.0%
Retail - Discretionary	0.8%
Diversified Industrials	0.7%
Electric Utilities	0.7%
Food	0.7%
Transportation & Logistics	0.7%
Entertainment Content	0.5%
Telecommunications	0.3%
Advertising & Marketing	0.2%
Commercial Support Services	0.2%
Industrial Support Services	0.2%
Transportation Equipment	0.2%
Wholesale - Discretionary	0.2%
Leisure Products	0.0%*
Other Assets in Excess of Liabilities	0.1%
100.0%

* Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	December 31, 2021
HCM Defender 500 Index ETF - NAV	15.88%	40.37%	32.11%
HCM Defender 500 Index ETF - Market Price	15.63%	39.95%	32.06%
HCM Defender 500 Index***	10.58%	27.20%	25.52%
S&P 500 Total Return Index ****	11.67%	28.71%	26.69%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on December 31, 2021. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.15% per the November 1, 2021 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	The HCM Defender 500 Index is comprised of securities in the Solactive US Large Cap Index(“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2021

The Fund’s holdings by industry sector and investment type as of December 31, 2021 were as follows:

Industry Sector/Investment Type	% of Net Assets	Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds		Cable & Satellite	0.8%
Equity - Large Cap Blend	20.0%	Chemicals	0.8%
Common Stocks		Entertainment Content	0.8%
Software	9.1%	Asset Management	0.7%
Technology Hardware	7.9%	Food	0.6%
Internet Media & Services	7.2%	Apparel & Textile Products	0.5%
Semiconductors	5.3%	Infrastructure Reit	0.5%
Biotech & Pharma	4.4%	Tobacco & Cannabis	0.5%
Technology Services	4.3%	Machinery	0.6%
E-Commerce Discretionary	3.8%	Commercial Support Services	0.3%
Medical Equipment & Devices	3.3%	Industrial Reit	0.3%
Banking	3.2%	Specialty Finance	0.3%
Automotive	2.3%	Data Center Reit	0.2%
Health Care Facilities & Services	2.2%	Residential Reit	0.2%
Retail - Discretionary	2.0%	Wholesale - Consumer Staples	0.2%
Insurance	1.9%	Containers & Packaging	0.1%
Electric Utilities	1.7%	Gas & Water Utilities	0.1%
Oil & Gas Producers	1.6%	Health Care Reit	0.1%
Retail - Consumer Staples	1.5%	Home Construction	0.1%
Household Products	1.3%	Industrial Support Services	0.1%
Beverages	1.2%	Office Reit	0.1%
Diversified Industrials	1.2%	Oil & Gas Services & Equipment	0.1%
Aerospace & Defense	1.1%	Metals & Mining	0.1%
Leisure Facilities & Services	1.1%	Retail Reit	0.1%
Transportation & Logistics	1.1%	Self-Storage Reit	0.1%
Institutional Financial Services	1.0%	Transportation Equipment	0.1%
Electrical Equipment	0.9%	Wholesale - Discretionary	0.1%
Telecommunications	0.9%	Other Assets Less Liabilities	0.0%*
			100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.2%
	ADVERTISING & MARKETING - 0.2%
6,825	Trade Desk, Inc. (The), Class A(a)	$625,443

	AUTOMOTIVE - 4.0%
14,900	Tesla, Inc.(a)	15,746,022

	BEVERAGES - 1.7%
12,578	Keurig Dr Pepper, Inc.	463,625
8,574	Monster Beverage Corporation(a)	823,447
31,547	PepsiCo, Inc.	5,480,029
		6,767,101
	BIOTECH & PHARMA - 2.5%
13,093	Amgen, Inc.	2,945,533
2	AstraZeneca plc - ADR	117
3,796	Biogen, Inc.(a)	910,736
29,054	Gilead Sciences, Inc.	2,109,611
4,149	Moderna, Inc.(a)	1,053,763
1,704	Regeneron Pharmaceuticals, Inc.(a)	1,076,110
2,545	Seagen, Inc.(a)	393,457
5,699	Vertex Pharmaceuticals, Inc.(a)	1,251,500
		9,740,827
	CABLE & SATELLITE - 2.1%
3,853	Charter Communications, Inc., Class A(a)	2,512,040
103,699	Comcast Corporation, Class A	5,219,171
3,319	Liberty Broadband Corporation - Series C(a)	534,691
24,972	Sirius XM Holdings, Inc.	158,572
		8,424,474
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,960	Cintas Corporation	868,613

	DIVERSIFIED INDUSTRIALS - 0.7%
14,100	Honeywell International, Inc.	2,939,992

	E-COMMERCE DISCRETIONARY - 5.5%
5,747	Amazon.com, Inc.(a)	19,162,452

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	E-COMMERCE DISCRETIONARY - 5.5% (Continued)
17,155	eBay, Inc.	$1,140,808
956	MercadoLibre, Inc.(a)	1,289,070
		21,592,330
	ELECTRIC UTILITIES - 0.7%
7,008	American Electric Power Company, Inc.	623,502
21,961	Exelon Corporation	1,268,467
11,781	Xcel Energy, Inc.	797,574
		2,689,543
	ENTERTAINMENT CONTENT - 0.5%
16,872	Activision Blizzard, Inc.	1,122,494
6,327	Electronic Arts, Inc.	834,531
		1,957,025
	FOOD - 0.7%
14,628	Kraft Heinz Company (The)	525,145
32,098	Mondelez International, Inc., Class A	2,128,419
		2,653,564
	INDUSTRIAL SUPPORT SERVICES - 0.2%
12,804	Fastenal Company	820,224

	INTERNET MEDIA & SERVICES - 11.0%
2,994	Alphabet, Inc., Class A(a)	8,673,738
2,992	Alphabet, Inc., Class C(a)	8,657,621
903	Booking Holdings, Inc.(a)	2,166,505
3,407	Match Group, Inc.(a)	450,576
49,397	Meta Platforms, Inc., Class A(a)	16,614,681
10,990	Netflix, Inc.(a)	6,620,816
1,661	Roku, Inc.(a)	379,040
15	VeriSign, Inc.(a)	3,807
		43,566,784
	LEISURE FACILITIES & SERVICES - 1.0%
5,820	Marriott International, Inc., Class A(a)	961,697
26,399	Starbucks Corporation	3,087,891
		4,049,588

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	LEISURE PRODUCTS - 0.0%(b)
4,386	Peloton Interactive, Inc., Class A(a)	$156,843

	MEDICAL EQUIPMENT & DEVICES - 1.8%
1,584	Align Technology, Inc.(a)	1,040,973
1,936	DexCom, Inc.(a)	1,039,535
1,820	IDEXX Laboratories, Inc.(a)	1,198,397
3,276	Illumina, Inc.(a)	1,246,321
7,572	Intuitive Surgical, Inc.(a)	2,720,621
		7,245,847
	RETAIL - CONSUMER STAPLES - 1.7%
10,664	Costco Wholesale Corporation	6,053,952
1	Dollar Tree, Inc.(a)	141
16,730	Walgreens Boots Alliance, Inc.	872,637
		6,926,730
	RETAIL - DISCRETIONARY - 0.8%
2,682	Lululemon Athletica, Inc.(a)	1,049,869
1,648	O’Reilly Automotive, Inc.(a)	1,163,867
7,883	Ross Stores, Inc.	900,869
		3,114,605
	SEMICONDUCTORS - 15.0%
26,651	Advanced Micro Devices, Inc.(a)	3,835,079
11,935	Analog Devices, Inc.	2,097,815
20,378	Applied Materials, Inc.	3,206,682
9,607	Broadcom, Inc.	6,392,593
96,780	Intel Corporation	4,984,170
3,425	KLA Corporation	1,473,127
3,170	Lam Research Corporation	2,279,706
10,747	Marvell Technology, Inc.	940,255
10,450	Microchip Technology, Inc.	909,777
24,931	Micron Technology, Inc.	2,322,323
57,729	NVIDIA Corporation	16,978,675
6,137	NXP Semiconductors N.V.	1,397,886
32,467	QUALCOMM, Inc.	5,937,240
3,616	Skyworks Solutions, Inc.	560,986

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	SEMICONDUCTORS - 15.0% (Continued)
21,110	Texas Instruments, Inc.	$3,978,602
7,059	Xilinx, Inc.	1,496,720
		58,791,636
	SOFTWARE - 14.4%
10,727	Adobe, Inc.(a)	6,082,853
1,835	ANSYS, Inc.(a)	736,055
2,544	Atlassian Corp plc, Class A(a)	970,002
4,917	Autodesk, Inc.(a)	1,382,611
6,116	Cadence Design Systems, Inc.(a)	1,139,717
49	Cerner Corporation	4,551
3,175	Crowdstrike Holdings, Inc., Class A(a)	650,081
4,236	DocuSign, Inc.(a)	645,185
3,135	Fortinet, Inc.(a)	1,126,719
5,555	Intuit, Inc.	3,573,087
109,959	Microsoft Corporation	36,981,411
1,976	Okta, Inc.(a)	442,960
3,331	Splunk, Inc.(a)	385,463
3,284	Synopsys, Inc.(a)	1,210,154
3,700	Workday, Inc., Class A(a)	1,010,766
2,565	Zoom Video Communications, Inc., Class A(a)	471,729
		56,813,344
	TECHNOLOGY HARDWARE - 11.3%
218,146	Apple, Inc.	38,736,185
89,522	Cisco Systems, Inc.	5,673,009
		44,409,194
	TECHNOLOGY SERVICES - 2.8%
9,010	Automatic Data Processing, Inc.	2,221,686
12,349	Cognizant Technology Solutions Corporation, Class A	1,095,603
7,900	CoStar Group, Inc.(a)	624,337
12,509	Fiserv, Inc.(a)	1,298,309
7,223	Paychex, Inc.	985,940
26,390	PayPal Holdings, Inc.(a)	4,976,626
		11,202,501

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.2% (Continued)
	TELECOMMUNICATIONS - 0.3%
8,632	T-Mobile US, Inc.(a)	$1,001,139

	TRANSPORTATION & LOGISTICS - 0.7%
52,438	CSX Corporation	1,971,669
2,250	Old Dominion Freight Line, Inc.	806,355
		2,778,024
	TRANSPORTATION EQUIPMENT - 0.2%
7,748	PACCAR, Inc.	683,838

	WHOLESALE - DISCRETIONARY - 0.2%
4,532	Copart, Inc.(a)	687,142

	TOTAL COMMON STOCKS (Cost $241,949,220)	316,252,373

	EXCHANGE-TRADED FUNDS — 19.7%
	EQUITY - 19.7%
78,060	ProShares Ultra QQQ(a)	6,948,901
426,802	ProShares UltraPro QQQ	70,989,977
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,930,108)	77,938,878

	TOTAL INVESTMENTS - 99.9% (Cost $293,879,328)	$394,191,251
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	512,684
	NET ASSETS - 100.0%	$394,703,935

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0%
	AEROSPACE & DEFENSE - 1.1%
4,360	Boeing Company(a)	$877,755
1,900	General Dynamics Corporation	396,093
1,664	L3Harris Technologies, Inc.	354,831
1,746	Lockheed Martin Corporation	620,546
1,072	Northrop Grumman Corporation	414,939
12,000	Raytheon Technologies Corporation	1,032,721
372	TransDigm Group, Inc.(a)	236,696
		3,933,581
	APPAREL & TEXTILE PRODUCTS - 0.5%
9,538	NIKE, Inc., Class B	1,589,699
2,534	VF Corporation	185,539
		1,775,238
	ASSET MANAGEMENT - 0.7%
748	BlackRock, Inc.	684,839
5,182	Blackstone, Inc.	670,499
9,367	Charles Schwab Corporation (The)	787,765
1,699	T Rowe Price Group, Inc.	334,091
		2,477,194
	AUTOMOTIVE - 2.3%
30,353	Ford Motor Company	630,432
9,700	General Motors Company(a)	568,711
7,002	Tesla, Inc.(a)	7,399,573
		8,598,716
	BANKING - 3.2%
62,192	Bank of America Corporation	2,766,923
16,859	Citigroup, Inc.	1,018,115
1,243	First Republic Bank	256,692
28,294	JPMorgan Chase & Company	4,480,356
3,037	PNC Financial Services Group, Inc. (The)	608,979
10,679	Truist Financial Corporation	625,255
11,160	US Bancorp	626,857
30,878	Wells Fargo & Company	1,481,526
		11,864,703

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	BEVERAGES - 1.2%
2,216	Brown-Forman Corporation, Class B	$161,458
30,395	Coca-Cola Company (The)	1,799,688
1,179	Constellation Brands, Inc., Class A	295,894
2,862	Monster Beverage Corporation(a)	274,866
10,891	PepsiCo, Inc.	1,891,875
		4,423,781
	BIOTECH & PHARMA - 4.4%
13,410	AbbVie, Inc.	1,815,714
4,525	Amgen, Inc.	1,017,989
114	AstraZeneca plc - ADR	6,641
1,220	Biogen, Inc.(a)	292,702
1,245	BioMarin Pharmaceutical, Inc.(a)	109,996
17,572	Bristol-Myers Squibb Company	1,095,614
6,501	Eli Lilly & Company	1,795,706
10,050	Gilead Sciences, Inc.	729,731
43	Incyte Corporation(a)	3,156
20,730	Johnson & Johnson	3,546,280
19,733	Merck & Company, Inc.	1,512,337
62	Organon & Company	1,888
43,181	Pfizer, Inc.	2,549,838
549	Regeneron Pharmaceuticals, Inc.(a)	346,704
866	Seagen, Inc.(a)	133,884
1,933	Vertex Pharmaceuticals, Inc.(a)	424,487
5,347	Viatris, Inc.	72,345
3,586	Zoetis, Inc.	875,092
		16,330,104
	CABLE & SATELLITE - 0.8%
1,328	Charter Communications, Inc., Class A(a)	865,816
36,007	Comcast Corporation, Class A	1,812,233
1,074	Liberty Broadband Corporation - Series C(a)	173,021
		2,851,070
	CHEMICALS - 0.8%
1,681	Air Products and Chemicals, Inc.	511,462
5,737	Corteva, Inc.	271,245

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	CHEMICALS - 0.8% (Continued)
5,845	Dow, Inc.	$331,528
5,735	DuPont de Nemours, Inc.	463,273
1,999	Ecolab, Inc.	468,945
1,826	PPG Industries, Inc.	314,875
1,838	Sherwin-Williams Company (The)	647,271
		3,008,599
	COMMERCIAL SUPPORT SERVICES - 0.3%
576	Cintas Corporation	255,266
1,576	Republic Services, Inc.	219,773
3,324	Waste Management, Inc.	554,776
		1,029,815
	CONTAINERS & PACKAGING - 0.1%
2,515	Ball Corporation	242,119

	DATA CENTER REIT - 0.2%
1,996	Digital Realty Trust, Inc.	353,033
566	Equinix, Inc.	478,745
		831,778
	DIVERSIFIED INDUSTRIALS - 1.2%
4,528	3M Company	804,309
3,165	Eaton Corp PLC	546,975
4,707	Emerson Electric Company	437,610
8,504	General Electric Company	803,373
5,554	Honeywell International, Inc.	1,158,064
2,176	Illinois Tool Works, Inc.	537,037
		4,287,368
	E-COMMERCE DISCRETIONARY - 3.8%
4,232	Amazon.com, Inc.(a)	14,110,927
5,894	eBay, Inc.	391,951
		14,502,878
	ELECTRIC UTILITIES - 1.7%
1,854	Ameren Corporation	165,025
3,864	American Electric Power Company, Inc.	343,780
2,183	CMS Energy Corporation	142,004

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	ELECTRIC UTILITIES - 1.7% (Continued)
2,546	Consolidated Edison, Inc.	$217,225
6,396	Dominion Energy, Inc.	502,470
1,412	DTE Energy Company	168,790
5,723	Duke Energy Corporation	600,342
2,840	Edison International	193,830
1,507	Entergy Corporation	169,764
2,539	Eversource Energy	230,998
7,568	Exelon Corporation	437,128
4,198	FirstEnergy Corporation	174,595
15,495	NextEra Energy, Inc.	1,446,612
6,000	PPL Corporation	180,360
3,897	Public Service Enterprise Group, Inc.	260,047
2,215	Sempra Energy	293,000
8,217	Southern Company (The)	563,522
2,383	WEC Energy Group, Inc.	231,318
4,039	Xcel Energy, Inc.	273,440
		6,594,250
	ELECTRICAL EQUIPMENT - 0.9%
1,694	AMETEK, Inc.	249,086
4,399	Amphenol Corporation, Class A	384,737
2,364	Fortive Corporation	180,350
5,916	Johnson Controls International plc	481,029
1,387	Keysight Technologies, Inc.(a)	286,429
3,499	Otis Worldwide Corporation	304,658
833	Rockwell Automation, Inc.	290,592
728	Roper Technologies, Inc.	358,074
2,532	TE Connectivity Ltd.	408,513
1,867	Trane Technologies plc	377,190
		3,320,658
	ENTERTAINMENT CONTENT - 0.8%
5,834	Activision Blizzard, Inc.	388,136
2,180	Electronic Arts, Inc.	287,542
14,524	Walt Disney Company (The)(a)	2,249,622
		2,925,300

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	FOOD - 0.6%
3,690	Conagra Brands, Inc.	$126,014
4,726	General Mills, Inc.	318,438
1,072	Hershey Company (The)	207,400
1,993	Kellogg Company	128,389
5,038	Kraft Heinz Company (The)	180,864
1,840	McCormick & Company, Inc.	177,762
11,071	Mondelez International, Inc., Class A	734,118
2,173	Tyson Foods, Inc., Class A	189,399
		2,062,384
	GAS & WATER UTILITIES - 0.1%
1,346	American Water Works Company, Inc.	254,206

	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,875	Anthem, Inc.	869,138
4,347	Centene Corporation(a)	358,193
2,757	Cigna Corporation	633,090
10,075	CVS Health Corporation	1,039,337
2,009	HCA Healthcare, Inc.	516,152
914	Humana, Inc.	423,968
1,349	IQVIA Holdings, Inc.(a)	380,607
1,219	McKesson Corporation	303,007
7,332	UnitedHealth Group, Inc.	3,681,690
		8,205,182
	HEALTH CARE REIT - 0.1%
3,224	Welltower, Inc.	276,522

	HOME CONSTRUCTION - 0.1%
2,539	DR Horton, Inc.	275,355

	HOUSEHOLD PRODUCTS - 1.3%
1,850	Church & Dwight Company, Inc.	189,625
893	Clorox Company (The)	155,703
6,703	Colgate-Palmolive Company	572,034
1,523	Estee Lauder Companies, Inc. (The), Class A	563,815

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	HOUSEHOLD PRODUCTS - 1.3% (Continued)
2,577	Kimberly-Clark Corporation	$368,305
19,362	Procter & Gamble Company (The)	3,167,236
		5,016,718
	INDUSTRIAL REIT - 0.3%
5,722	Prologis, Inc.	963,356

	INDUSTRIAL SUPPORT SERVICES - 0.1%
4,378	Fastenal Company	280,455

	INFRASTRUCTURE REIT - 0.5%
3,405	American Tower Corporation	995,962
3,220	Crown Castle International Corporation	672,143
742	SBA Communications Corporation	288,653
		1,956,758
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
6,355	Bank of New York Mellon Corporation (The)	369,098
2,684	CME Group, Inc.	613,187
2,526	Goldman Sachs Group, Inc. (The)	966,321
4,092	Intercontinental Exchange, Inc.	559,663
9,501	Morgan Stanley	932,618
2,549	State Street Corporation	237,057
		3,677,944
	INSURANCE - 1.9%
5,216	Aflac, Inc.	304,562
2,374	Allstate Corporation (The)	279,301
6,533	American International Group, Inc.	371,466
10,580	Berkshire Hathaway, Inc., Class B(a)	3,163,420
3,015	Chubb Ltd.	582,830
3,873	Marsh & McLennan Companies, Inc.	673,205
5,544	MetLife, Inc.	346,445
4,423	Progressive Corporation (The)	454,021
3,080	Prudential Financial, Inc.	333,379
1,905	Travelers Companies, Inc. (The)	297,999

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	INSURANCE - 1.9% (Continued)
894	Willis Towers Watson plc	$212,316
		7,018,944
	INTERNET MEDIA & SERVICES - 7.2%
2,748	Alphabet, Inc., Class A(a)	7,961,067
2,599	Alphabet, Inc., Class C(a)	7,520,441
228	Booking Holdings, Inc.(a)	547,024
16	IAC/InterActiveCorporation(a)	2,091
1,178	Match Group, Inc.(a)	155,791
21,801	Meta Platforms, Inc., Class A(a)	7,332,766
3,382	Netflix, Inc.(a)	2,037,452
7,695	Snap, Inc., Class A(a)	361,896
5,916	Twitter, Inc.(a)	255,690
8,593	Uber Technologies, Inc.(a)	360,304
722	VeriSign, Inc.(a)	183,258
		26,717,780
	LEISURE FACILITIES & SERVICES - 1.1%
188	Chipotle Mexican Grill, Inc.(a)	328,671
2,048	Hilton Worldwide Holdings, Inc.(a)	319,468
2,748	Las Vegas Sands Corporation(a)	103,435
2,005	Marriott International, Inc., Class A(a)	331,306
5,903	McDonald’s Corporation	1,582,417
9,154	Starbucks Corporation	1,070,743
2,336	Yum! Brands, Inc.	324,377
		4,060,417
	MACHINERY - 0.6%
4,246	Caterpillar, Inc.	877,817
2,368	Deere & Company	811,964
916	Parker-Hannifin Corporation	291,398
1,082	Stanley Black & Decker, Inc.	204,087
		2,185,266
	MEDICAL EQUIPMENT & DEVICES - 3.3%
13,422	Abbott Laboratories	1,889,012
2,337	Agilent Technologies, Inc.	373,102
3,899	Baxter International, Inc.	334,690

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3% (Continued)
2,029	Becton Dickinson and Company	$510,253
10,745	Boston Scientific Corporation(a)	456,448
4,728	Danaher Corporation	1,555,559
577	DexCom, Inc.(a)	309,820
4,675	Edwards Lifesciences Corporation(a)	605,646
560	IDEXX Laboratories, Inc.(a)	368,738
1,067	Illumina, Inc.(a)	405,929
2,502	Intuitive Surgical, Inc.(a)	898,969
10,340	Medtronic PLC	1,069,673
174	Mettler-Toledo International, Inc.(a)	295,315
1,053	ResMed, Inc.	274,285
2,372	Stryker Corporation	634,320
2,989	Thermo Fisher Scientific, Inc.	1,994,381
1,516	Zimmer Biomet Holdings, Inc.	192,593
		12,168,733
	METALS & MINING - 0.1%
6,168	Newmont Corporation	382,539

	OFFICE REIT - 0.1%
892	Alexandria Real Estate Equities, Inc.	198,880
246	Orion Office REIT, Inc.(a)	4,593
		203,473
	OIL & GAS PRODUCERS - 1.6%
14,562	Chevron Corporation	1,708,850
8,398	ConocoPhillips	606,168
20	DT Midstream, Inc.	960
4,557	EOG Resources, Inc.	404,798
33,556	Exxon Mobil Corporation	2,053,291
15,086	Kinder Morgan, Inc.	239,264
5,084	Marathon Petroleum Corporation	325,325
3,334	Phillips 66	241,582
3,199	Valero Energy Corporation	240,277
9,684	Williams Companies, Inc. (The)	252,171
		6,072,686

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
10,909	Schlumberger N.V.	$326,725

	RESIDENTIAL REIT - 0.2%
1,050	AvalonBay Communities, Inc.	265,220
2,854	Equity Residential	258,287
405	Essex Property Trust, Inc.	142,653
		666,160
	RETAIL - CONSUMER STAPLES - 1.5%
3,337	Costco Wholesale Corporation	1,894,416
1,905	Dollar General Corporation	449,256
1,841	Dollar Tree, Inc.(a)	258,697
5,874	Kroger Company (The)	265,857
3,900	Target Corporation	902,616
5,740	Walgreens Boots Alliance, Inc.	299,398
10,889	Walmart, Inc.	1,575,530
		5,645,770
	RETAIL - DISCRETIONARY - 2.0%
174	AutoZone, Inc.(a)	364,772
1,701	Best Buy Company, Inc.	172,822
9,670	Home Depot, Inc. (The)	4,013,146
5,750	Lowe’s Companies, Inc.	1,486,259
533	O’Reilly Automotive, Inc.(a)	376,421
2,685	Ross Stores, Inc.	306,842
8,666	TJX Companies, Inc. (The)	657,923
		7,378,185
	RETAIL REIT - 0.1%
2,549	Realty Income Corporation	182,483
2,497	Simon Property Group, Inc.	398,946
		581,429
	SELF-STORAGE REIT - 0.1%
1,084	Public Storage	406,023

	SEMICONDUCTORS - 5.3%
9,210	Advanced Micro Devices, Inc.(a)	1,325,319

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	SEMICONDUCTORS - 5.3% (Continued)
2,749	Analog Devices, Inc.	$483,192
7,023	Applied Materials, Inc.	1,105,139
3,014	Broadcom, Inc.	2,005,546
33,558	Intel Corporation	1,728,237
1,085	KLA Corporation	466,669
1,051	Lam Research Corporation	755,827
5,051	Marvell Technology, Inc.	441,912
3,507	Microchip Technology, Inc.	305,319
8,581	Micron Technology, Inc.	799,320
22,606	NVIDIA Corporation	6,648,651
8,821	QUALCOMM, Inc.	1,613,096
1,220	Skyworks Solutions, Inc.	189,271
7,177	Texas Instruments, Inc.	1,352,649
1,870	Xilinx, Inc.	396,496
		19,616,643
	SOFTWARE - 9.1%
3,669	Adobe, Inc.(a)	2,080,543
1,173	Akamai Technologies, Inc.(a)	137,288
564	ANSYS, Inc.(a)	226,232
1,671	Autodesk, Inc.(a)	469,868
2,037	Cadence Design Systems, Inc.(a)	379,595
2,340	Cerner Corporation	217,316
30	Citrix Systems, Inc.	2,838
1,177	DocuSign, Inc.(a)	179,269
1,048	Fortinet, Inc.(a)	376,651
1,865	Intuit, Inc.	1,199,605
68,760	Microsoft Corporation	23,125,363
735	Okta, Inc.(a)	164,765
15,843	Oracle Corporation	1,381,668
702	Palo Alto Networks, Inc.(a)	390,846
538	RingCentral, Inc., Class A(a)	100,794
6,701	salesforce.com, Inc.(a)	1,702,925
1,385	ServiceNow, Inc.(a)	899,017
1,073	Splunk, Inc.(a)	124,168

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	SOFTWARE - 9.1% (Continued)
1,070	Synopsys, Inc.(a)	$394,295
917	Veeva Systems, Inc., Class A(a)	234,275
1,228	Workday, Inc., Class A(a)	335,465
867	Zoom Video Communications, Inc., Class A(a)	159,450
		34,282,236
	SPECIALTY FINANCE - 0.3%
4,715	American Express Company	771,374
3,565	Capital One Financial Corporation	517,246
		1,288,620
	TECHNOLOGY HARDWARE - 7.9%
148,315	Apple, Inc.	26,336,294
31,037	Cisco Systems, Inc.	1,966,814
5,912	Corning, Inc.	220,104
11,350	HP, Inc.	427,555
1,251	Motorola Solutions, Inc.	339,897
		29,290,664
	TECHNOLOGY SERVICES - 4.3%
4,903	Accenture plc, Class A	2,032,539
3,075	Automatic Data Processing, Inc.	758,234
2,584	Block, Inc., Class A(a)	417,342
4,173	Cognizant Technology Solutions Corporation, Class A	370,229
2,167	CoStar Group, Inc.(a)	171,258
872	Equifax, Inc.	255,313
4,711	Fidelity National Information Services, Inc.	514,206
4,325	Fiserv, Inc.(a)	448,892
562	FleetCor Technologies, Inc.(a)	125,798
2,210	Global Payments, Inc.	298,748
2,841	IHS Markit Ltd.	377,626
6,993	International Business Machines Corporation	934,684
1,331	Kyndryl Holdings, Inc.(a)	24,091
207	MarketAxess Holdings, Inc.	85,133
6,830	Mastercard, Inc., Class A	2,454,155
1,188	Moody’s Corporation	464,009
551	MSCI, Inc.	337,592

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	TECHNOLOGY SERVICES - 4.3% (Continued)
2,495	Paychex, Inc.	$340,568
9,152	PayPal Holdings, Inc.(a)	1,725,884
1,829	S&P Global, Inc.	863,160
1,180	Verisk Analytics, Inc.	269,901
13,237	Visa, Inc., Class A	2,868,589
		16,137,951
	TELECOMMUNICATIONS - 0.9%
56,386	AT&T, Inc.	1,387,096
3,013	T-Mobile US, Inc.(a)	349,448
32,704	Verizon Communications, Inc.	1,699,299
		3,435,843
	TOBACCO & CANNABIS - 0.5%
15,164	Altria Group, Inc.	718,622
12,426	Philip Morris International, Inc.	1,180,470
		1,899,092
	TRANSPORTATION & LOGISTICS - 1.1%
18,151	CSX Corporation	682,478
1,837	FedEx Corporation	475,122
1,992	Norfolk Southern Corporation	593,038
726	Old Dominion Freight Line, Inc.	260,184
5,240	Union Pacific Corporation	1,320,113
5,389	United Parcel Service, Inc., Class B	1,155,078
		4,486,013
	TRANSPORTATION EQUIPMENT - 0.1%
1,072	Cummins, Inc.	233,846
2,670	PACCAR, Inc.	235,654
		469,500
	WHOLESALE - CONSUMER STAPLES - 0.2%
4,334	Archer-Daniels-Midland Company	292,935
3,995	Sysco Corporation	313,807
		606,742

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1%
1,576	Copart, Inc.(a)	$238,953

	TOTAL COMMON STOCKS (Cost $239,422,650)	297,532,419

	EXCHANGE-TRADED FUNDS — 20.0%
	EQUITY - 20.0%
259,259	Direxion Daily S&P 500 Bull 3X	37,180,333
244,369	ProShares UltraPro S&P 500	37,280,935
	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,055,161)	74,461,268

	TOTAL INVESTMENTS - 100.0% (Cost $289,477,811)	$371,993,687
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	50,310
	NET ASSETS - 100.0%	$372,043,997

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$293,879,328	$289,477,811
At fair value	$394,191,251	$371,993,687
Cash and cash equivalents	648,390	184,823
Dividends and interest receivable	76,608	122,903
Receivable for Fund shares sold	41,270	—
Prepaid expenses	3,458	3,212
TOTAL ASSETS	394,960,977	372,304,625

LIABILITIES
Investment advisory fees payable	236,975	219,298
Payable to related parties	19,508	16,467
Accrued expenses and other liabilities	559	24,863
TOTAL LIABILITIES	257,042	260,628
NET ASSETS	$394,703,935	$372,043,997

Net Assets Consist Of:
Paid in capital	$279,602,416	$282,773,406
Accumulated earnings	115,101,519	89,270,591
NET ASSETS	$394,703,935	$372,043,997

Net Asset Value Per Share:
Net Assets	$394,703,935	$372,043,997
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,000,000	8,050,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$56.39	$46.22	(a)

(a)	The NAV shown above differs from the traded NAV on December 31, 2021 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2021

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $895 and $2,074, respectively)	$836,875	$1,521,712
Interest	11	14
TOTAL INVESTMENT INCOME	836,886	1,521,726

EXPENSES
Investment advisory fees	1,153,297	1,070,777
Administrative services	85,819	76,052
Custodian fees	16,202	59,799
Audit fees	9,427	9,427
Professional fees	9,055	6,215
Transfer agent fees	7,124	7,352
Trustees fees and expenses	7,038	7,044
Legal fees	6,820	6,874
Printing and postage expenses	6,003	5,365
Insurance expense	1,045	1,024
Other expenses	7,376	7,869
TOTAL EXPENSES	1,309,206	1,257,798

NET EXPENSES	1,309,206	1,257,798

NET INVESTMENT INCOME (LOSS)	(472,320)	263,928

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
In-kind redemptions	14,137,218	13,407,861
Net realized gain on investments	3,573,823	1,995,220
	17,711,041	15,403,081
Net change in unrealized appreciation on investments	30,648,331	24,964,446
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	48,359,372	40,367,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,887,052	$40,631,455

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment loss	$(472,320)	$(385,368)
Net realized gain on investments	17,711,041	12,843,952
Net change in unrealized appreciation on investments	30,648,331	53,445,219
Net increase in net assets resulting from operations	47,887,052	65,903,803

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	157,292,537	66,041,974
Cost of shares redeemed	(18,908,838)	(24,709,807)
Net increase in net assets resulting from shares of beneficial interest	138,383,699	41,332,167

TOTAL INCREASE IN NET ASSETS	186,270,751	107,235,970

NET ASSETS
Beginning of Period	208,433,184	101,197,214
End of Period	$394,703,935	$208,433,184

SHARE ACTIVITY
Shares Sold	3,000,000	1,650,000
Shares Redeemed	(350,000)	(650,000)
Net increase in shares of beneficial interest outstanding	2,650,000	1,000,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
FROM OPERATIONS
Net investment income	$263,928	$365,005
Net realized gain on investments	15,403,081	11,886,978
Net change in unrealized appreciation on investments	24,964,446	48,492,774
Net increase in net assets resulting from operations	40,631,455	60,744,757

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(477,815)	(307,200)
Net decrease in net assets resulting from distributions to shareholders	(477,815)	(307,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	158,285,173	59,784,644
Cost of shares redeemed	(22,127,884)	(16,295,100)
Net increase in net assets resulting from shares of beneficial interest	136,157,289	43,489,544

TOTAL INCREASE IN NET ASSETS	176,310,929	103,927,101

NET ASSETS
Beginning of Period	195,733,068	91,805,967
End of Period	$372,043,997	$195,733,068

SHARE ACTIVITY
Shares Sold	3,650,000	1,700,000
Shares Redeemed	(500,000)	(450,000)
Net increase in shares of beneficial interest outstanding	3,150,000	1,250,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$47.92		$30.21	$25.00
Activity from investment operations:
Net investment loss (2)	(0.08)		(0.10)	(0.04)
Net realized and unrealized gain on investments	8.55		17.81	5.31
Total from investment operations	8.47		17.71	5.27
Less distributions from:
Net investment income	—		—	(0.00	) (5)
Net realized gains	—		—	(0.06)
Total distributions	—		—	(0.06)
Net asset value, end of period	$56.39		$47.92	$30.21
Market price, end of period	$56.37		$47.97	$30.25
Total return (4)	17.68	% (8)	58.62%	21.11	% (8)
Market price total return	17.51%		58.58%	21.27%
Net assets, at end of period (000s)	$394,704		$208,433	$101,197
Ratio of net expenses to average net assets (6)(7)	0.87%		0.91%	1.02%
Ratio of net investment loss to average net assets (6)(7)	(0.31)%		(0.26)%	(0.18)%
Portfolio Turnover Rate (3)	3	% (8)	5%	150	% (8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2021		Year Ended	Period Ended
	(Unaudited)		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$39.95		$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.04		0.09	0.07
Net realized and unrealized gain on investments	6.29		14.79	0.13
Total from investment operations	6.33		14.88	0.20
Less distributions from:
Net investment income	(0.06)		(0.08)	(0.05)
Net realized gains	—		—	(0.00	) (5)
Return of capital	—		—	(0.00	) (5)
Total distributions	(0.06)		(0.08)	(0.05)
Net asset value, end of period	$46.22		$39.95	$25.15
Market price, end of period	$46.19		$40.00	$25.12
Total return (4)	15.85	% (8)	59.23%	0.78	% (8)
Market price total return	15.63%		59.62%	0.66%
Net assets, at end of period (000s)	$372,044		$195,733	$91,806
Ratio of net expenses to average net assets (6)(7)	0.90%		0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	0.19%		0.27%	0.40%
Portfolio Turnover Rate (3)	1	% (8)	3%	128	% (8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$316,252,373	$—	$—	$316,252,373
Exchange Traded Funds	77,938,878	—	—	77,938,878
Total	$394,191,251	$—	$—	$394,191,251

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$297,532,419	$—	$—	$297,532,419
Exchange Traded Funds	74,461,268	—	—	74,461,268
Total	$371,993,687	$—	$—	$371,993,687

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for QQH and LGH. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2020 through June 30, 2021, or expected to be taken in the Funds’ June 30, 2022 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. There were no realized gains or losses on foreign currency during the six months ended December 31, 2021.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$15,303,528	$9,153,664
LGH	$6,197,295	$3,159,289

For the six months ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$151,432,828	$20,066,761
LGH	$155,895,641	$22,359,772

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the six months ended December 31, 2021, the Adviser earned $1,153,297, and $1,070,777 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2021 and June 30, 2020 was as follows:

For the Year Ended June 30, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	307,200	—	—	—	307,200

For the Period Ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$126,900	$—	$3,090	$—	$129,990
HCM Defender 500 Index ETF	91,198	2	—	—	91,200

As of June 30, 2021, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
HCM Defender 100 Index ETF	$—	$—	$—	$(269,367)	$(2,179,758)	$—	69,663,592	$67,214,467
HCM Defender 500 Index ETF	—	146,683	—	—	(8,597,473)	—	57,567,741	49,116,951

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2021

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$269,367
HCM Defender 500 Index ETF	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$2,179,758	$—	$2,179,758	$—
HCM Defender 500 Index ETF	8,597,473	—	8,597,473	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the tax adjustments for prior year tax returns and reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2021 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Losses
HCM Defender 100 Index ETF	$10,396,274	$(10,396,274)
HCM Defender 500 Index ETF	9,908,582	(9,908,582)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Defender 100 Index ETF	$293,879,328	$103,294,329	$(2,982,406)	$100,311,923
HCM Defender 500 Index ETF	$289,461,500	$83,896,236	$(1,364,049)	$82,532,187

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM ETFs
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 through December 31, 2021.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During	Expenses Paid During
	Account Value	Account Value	Period*	Period**
Actual	7/1/2021	12/31/2021	7/1/2021 - 12/31/2021	7/1/2021 - 12/31/2021
HCM Defender 100 Index ETF	$1,000.00	$1,176.80	$4.77	0.87%
HCM Defender 500 Index ETF	$1,000.00	$1,158.50	$4.90	0.90%

	Beginning	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Account Value	Account Value	Period*	Period**
(5% return before expenses)	7/1/2021	12/31/2021	7/1/2021 - 12/31/2021	7/1/2021 - 12/31/2021
HCM Defender 100 Index ETF	$1,000.00	$1,020.82	$4.43	0.87%
HCM Defender 500 Index ETF	$1,000.00	$1,020.67	$4.58	0.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period). **Annualized.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended December 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■        open an account or give us contact information

■        provide account information or give us your income information

■        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes—information about your creditworthiness

■        affiliates from using your information to market to you

■        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

HCMETFS-SAR21

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/10/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski

Richard A. Malinowski, Principal Executive Officer/ President

Date 3/10/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/22